Company Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit before tax	£ 1,510	£ 1,330	£ 2,149
Adjustments for:
Non-cash items included in profit	1,142	1,212	36
Net change in operating assets and liabilities	(10,521)	(4,786)	(2,607)
Effects of exchange rate differences	(407)	(18)	(616)
Net cash flows from operating activities	(8,336)	(2,481)	(1,577)
Cash flows from investing activities
Purchase of financial assets at amortised cost and financial assets at fair value	(1,981)	(10,343)	(10,899)
Net cash flows from investing activities	2,953	(4,545)	(2,755)
Cash flows from financing activities
Issue of other equity instruments	500	400	0
Issue of debt securities and subordinated notes	9,842	8,396	6,415
Repayment of debt securities and subordinated notes	(4,631)	(6,531)	(6,409)
Repurchase of other equity instruments	(500)	(500)	0
Issuance costs of debt securities and subordinated notes	(32)	(30)	(18)
Dividends paid on ordinary shares	0	(1,295)	(1,538)
Dividends paid on other equity instruments	(142)	(139)	(133)
Net cash flows from financing activities	5,014	268	(1,731)
Change in cash and cash equivalents	(369)	(6,758)	(6,063)
Cash and cash equivalents at beginning of the year	32,437	39,210	45,332
Cash and cash equivalents at the end of the year	32,056	32,437	39,210
Santander UK Group Holdings plc
Cash flows from operating activities
Profit before tax	163	1,435	1,675
Adjustments for:
Non-cash items included in profit	(20)	(2)
Net change in operating assets and liabilities	(534)	932
Corporation taxes received	0	22
Effects of exchange rate differences	(91)	28
Net cash flows from operating activities	(482)	2,415
Cash flows from investing activities
Purchase of financial assets at amortised cost and financial assets at fair value	0	(400)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value	326	500
Net cash flows from investing activities	326	100
Cash flows from financing activities
Issue of other equity instruments	500	400
Issue of debt securities and subordinated notes	3,067	770
Repayment of debt securities and subordinated notes	(2,742)	(1,741)
Repurchase of other equity instruments	(500)	(500)
Issuance costs of debt securities and subordinated notes	(8)	(2)
Dividends paid on ordinary shares	0	(1,295)
Dividends paid on other equity instruments	(142)	(139)
Net cash flows from financing activities	175	(2,507)
Change in cash and cash equivalents	19	8
Cash and cash equivalents at beginning of the year	52	44
Cash and cash equivalents at the end of the year	£ 71	£ 52	£ 44